Citi

800 Boylston Street, 24th floor

Boston, Massachusetts 02199

May 13, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E. Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)

File Nos. 033-87762, 811-08918 Filing pursuant to Rule 497(e)

Dear Sir or Madam:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2020 (Accession No. 00001193125-20-131185) and May 4, 2020 (Accession No.0001193125-20-131300), each which is incorporated herein by reference.  Note: The May 4, 2020 filing is identical to the May 1, 2020 except for a correction of the name of a Portfolio in Item 9 disclosure of the Prospectus.

Please feel free to contact the undersigned at 617-859-3437 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes

Secretary to the Registrant

cc:	Don Felice – Stradley Ronon Stevens & Young, LLP Colette Bergman – Hirtle, Callaghan & Co. LLC